Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Equipment (Details)	12 Months Ended
Dec. 31, 2013
Machinery and Equipment [Member]
Equipment useful live	7 years
Furniture Fixtures and Office Equipment [Member]
Equipment useful live	5 years